Investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Funding commitments to associates and joint ventures	€ 67	€ 102
Onduo LLC
Disclosure of transactions between related parties [line items]
% interest	19.90%